Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Pretax Earnings from Continuing Operations

Pretax earnings from continuing operations consist of the following:

	Year ended December 31,
(in thousands)	2019	2018
United States	$(38,720)	$(38,471)
Non-U.S.	(3,842)	(397)

Total pre-tax earnings	$(42,562)	$(38,868)

Schedule Components of Provision for Income Taxes

Our components of the provision for income taxes are as follows:

	Year ended December 31,
(in thousands)	2019	2018
Income tax provision (benefit)
Current:
Federal	$—	$—
State	25	10
Foreign	3	—

Total current	$28	$10

Deferred:
Federal	—	—
State	—	—
Foreign	—	—

Total deferred	—	—

Total provision (benefit)	$28	$10

ScheduleOf Effective Income Tax Rate Reconciliation

Income tax expense for the period is a result of the Texas “Gross Margin” tax in the case of the state tax expense and taxable profits in Ireland and Singapore in the case of the foreign tax expense.

	Year ended December 31,
(in thousands)	2019	2018
U.S. federal taxes at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	3.25	3.45
Foreign tax rate differentials	0.33	(0.15)
Research and development credit	3.24	(0.46)
Stock-based compensation	0.38	(0.83)
Permanent differences, other	(3.77)	(1.83)
Change in valuation allowance	(24.50)	(22.30)
Other	—	1.09

Effective tax rate	-0.07%	-0.03%

Significant Components of Deferred Taxes

Significant components of deferred taxes are as follows:

	December 31,
(in thousands)	2019	2018
Deferred tax assets:
Net operating loss and credit carryforwards	$36,373	$37,274
Deferred lease obligation	3,854	45
Deferred revenue	871	632
Depreciation and amortization	9,144	9,820
Share-based compensation	682	376
Other	702	1,129

Gross deferred tax assets	$51,626	$49,276

Valuation allowance	(46,784)	(47,835)
Deferred tax liabilities:
Capitalized software costs	(478)	(351)
Deferred commission	(752)	(645)
Deferred lease right-of-use asset	(2,887)	—
Prepaid expenses and other	(725)	(445)

Gross deferred tax liabilities	(4,842)	(1,441)

Net deferred tax assets	$—	$—